Average Annual Total Returns{- Fidelity Growth Strategies K6 Fund} - 11.30 Fidelity Growth Strategies K6 Fund PRO-07 - Fidelity Growth Strategies K6 Fund	Fidelity Growth Strategies K6 Fund Return Before Taxes Past 1 year	Fidelity Growth Strategies K6 Fund Return Before Taxes Since Inception		RS012 Past 1 year	RS012 Since Inception
Total	21.86%	18.92%	[1]	12.73%	18.96%	[1]

[1]	(a)From May 25, 2017